Label	Element	Value
Financial assets from banking solution [Member] | Level 1 of fair value hierarchy [member]
Financial assets	ifrs-full_FinancialAssets	R$ 714,907,000
Financial assets	ifrs-full_FinancialAssets	2,346,474,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	714,907,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	2,346,474,000
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy [member]
Financial assets	ifrs-full_FinancialAssets	43,103,000
Financial assets	ifrs-full_FinancialAssets	219,324,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	219,324,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	43,103,000
Receivables From Related Parties [Member] | Level 2 of fair value hierarchy [member]
Financial assets	ifrs-full_FinancialAssets	7,200,000
Financial assets	ifrs-full_FinancialAssets	4,720,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	4,720,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	7,200,000
Accounts Receivable From Card Issuers [Member] | Level 2 of fair value hierarchy [member]
Financial assets	ifrs-full_FinancialAssets	19,286,590,000
Financial assets	ifrs-full_FinancialAssets	16,307,155,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	16,307,155,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	19,283,921,000
Short Term Investments [Member] | Level 1 and 2 of Fair Value Hierarchy [member]
Financial assets	ifrs-full_FinancialAssets	3,231,513,000
Financial assets	ifrs-full_FinancialAssets	8,128,058,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	8,128,058,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	3,231,513,000
Trade Accounts Receivable [Member] | Level 2 and 3 of fair value hierarchy [member]
Financial assets	ifrs-full_FinancialAssets	945,721,000
Financial assets	ifrs-full_FinancialAssets	1,797,956,000
Total Net Cash Inflow from Loans and Receivables	stne_TotalNetCashInflowFromLoansAndReceivables	754,015,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	945,721,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	1,797,956,000
Gains (losses) on loans and receivables	ifrs-full_GainsLossesOnLoansAndReceivables	(381,430,000)
Other assets [member] | Level 2 of fair value hierarchy [member]
Financial assets	ifrs-full_FinancialAssets	180,309,000
Financial assets	ifrs-full_FinancialAssets	474,557,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	474,557,000
Financial assets, at fair value	ifrs-full_FinancialAssetsAtFairValue	R$ 180,309,000